LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of finance leases
Cibest Corporate Group has entered into lease agreements as the lessor. These lease arrangements involve buildings, machinery and equipment, vehicles, and other assets; and their terms range between one and twenty years, as follows:

As of December 31, 2025

Period(1)	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,158,027	1,016,714
Between 1 and 5 years	10,841,602	8,536,355
Greater than 5 years	32,724,445	18,940,060
Total gross investment in finance lease receivable/ present value of minimum payments	44,724,074	28,493,129
Less: Future financial income(2)	(16,230,945)	-
Present value of payments receivable(3)	28,493,129	28,493,129
Minimum non-collectable payments impairment(3)	(1,066,792)	(1,066,792)
Total	27,426,337	27,426,337
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025,which reported a total gross investment of COP 554,504, a total present value of minimum lease payments of COP 493,277, and an allowance for leasing portfolio of COP 23,545, which were reclassified to Assets related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(3)See Note 6. Loans and advances to customers, net.
As of December 31, 2024

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,443,191	1,253,099
Between 1 and 5 years	10,610,800	8,446,425
Greater than 5 years	31,988,317	17,592,080
Total gross investment in finance lease receivable/ present value of minimum payments	44,042,308	27,291,604
Less: Future financial income(1)	(16,750,704)	-
Present value of payments receivable(2)	27,291,604	27,291,604
Minimum non-collectable payments impairment(2)	(1,088,272)	(1,088,272)
Total	26,203,332	26,203,332
(1)Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)See Note 6. Loans and advances to customers, net.

Schedule of unsecured residual value	At the end of the reporting period, the unsecured residual values of the assets under financial leasing are:

Type of asset	December 31, 2025	December 31, 2024
In millions of COP
Technological equipment	60,426	58,357
Buildings(1)	48,352	-
Machinery and equipment	12,269	20,650
Vehicles	8,825	15,966
Furniture and fixtures	11	14
Other assets	-	1,862
Total	129,883	96,849
(1) The variation in buildings compared to the previous year corresponds to the activation of three new contracts in Bancolombia.
(*)The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Schedule of amounts recognized as income for extensions
At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2025(1)	December 31, 2024
In millions of COP
Technological equipment	14,927	15,572
Buildings	6,244	9,254
Machinery and equipment	314	236
Vehicles	161	200
Total	21,646	25,262
(1) The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which recorded interest income from finance leases amounting to COP 34,630. For more information, see Note 1. Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.

Schedule of growth in gross investment in finance leases
The following information corresponds to the growth in gross investment in finance leases during the current period:

	December 31, 2025	December 31, 2024
In millions of COP
Gross investment in finance leases	9,709,356	7,267,877
Unearned income	(3,998,816)	(2,866,058)
Leases cancelled	(1,468,518)	(1,840,877)
Total	4,242,022	2,560,942

Schedule of minimum payments on operating leases to be received
The following table presents the information of minimum payments by lease to be received:

	December 31, 2025	December 31, 2024
In millions of COP
Less than 1 year	232,527	246,875
Between 1 and 5 years	139,869	186,465
Greater than 5 years	71,054	56,999
Total	443,450	490,339

Schedule of the rollforward of right of use assets	have entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices, vehicles, as well as certain computer equipment and furniture and fixtures. As of December 31, 2025, and 2024, the Roll-forward of right-of-use assets was as follows:
As of December 31, 2025

Right-of-use assets	Balance as of January 1, 2025	Roll-forward							Balance as of December 31, 2025(1)
		Reclassification to assets held for sale(1)	Acquisitions(2)	Additions(3)	Expenses depreciation(4)	Disposals(5)	Revaluation(6)	Effect of changes in foreign exchange rate
In millions of COP
Buildings
Cost	2,644,519	(797,348)	129,082	33,938	-	(99,936)	102,512	(48,283)	1,964,484
Accumulated depreciation	(925,898)	339,138	-	-	(157,704)	35,994	166	24,995	(683,309)
Computer equipment
Cost	67,701	(12,586)	37,568	-	-	(10,236)	(5,071)	(8,261)	69,115
Accumulated depreciation	(48,916)	7,893	-	-	(10,779)	9,373	-	5,082	(37,347)
Furniture and fixtures
Cost	7,986	-	8,075	-	-	-	(7,692)	(971)	7,398
Accumulated depreciation	(3,071)	-	-	-	(1,098)	-	-	396	(3,773)
Vehicles
Cost	19,289	-	147,008	-	-	(146,024)	218	(144)	20,347
Accumulated depreciation	(4,404)	-	-	-	(2,880)	8	-	79	(7,197)
Total right-of-use assets – cost	2,739,495	(809,934)	321,733	33,938	-	(256,196)	89,967	(57,659)	2,061,344
Total right-of-use assets - accumulated depreciation	(982,289)	347,031	-	-	(172,461)	45,375	166	30,552	(731,626)
Total right-of-use assets, net	1,757,206	(462,903)	321,733	33,938	(172,461)	(210,821)	90,133	(27,107)	1,329,718
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. The net effect of the reclassification to assets held for sale for COP (462,903), corresponds to the decrease in the right-of-use assets for COP (192,114), additions made for COP 5,919, revaluations and disposals of contracts for COP (189,350), and expenses depreciation recognized in Consolidated Statement of Income for COP (34,830), and effect of changes in foreign exchange rate for COP (52,528). For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)The main acquisitions were vehicles for fleet renewal, and, for buildings, by new branch leases were signed.
(3)The additions for buildings mainly correspond to adjustments in the branches.
(4)See Note 26.3 Depreciation, amortization and impairment.
(5)The main disposals due to contract termination were mainly in vehicles at Renting S.A. and for buildings represented in the branches.
(6)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities, mainly in branches.
As of December 31, 2024

Right-of-use assets	Balance as of January 1, 2024	Roll-forward						Balance as of December 31, 2024
		Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation(2)	Effect of changes in foreign exchange rate
In millions of COP
Buildings
Cost	2,302,922	105,666	61,879	-	(62,106)	91,414	144,744	2,644,519
Accumulated depreciation	(706,786)	-	-	(191,472)	34,561	-	(62,201)	(925,898)
Computer equipment
Cost	58,069	4,552	195	-	(3,538)	803	7,620	67,701
Accumulated depreciation	(34,936)	-	-	(12,352)	3,398	-	(5,026)	(48,916)
Furniture and fixtures
Cost	2,762	5,083	-	-	(509)	33	617	7,986
Accumulated depreciation	(2,607)	-	-	(656)	509	-	(317)	(3,071)
Vehicles
Cost	19,755	89,733	-	-	(90,464)	21	244	19,289
Accumulated depreciation	(5,134)	-	-	(3,080)	4,005	-	(195)	(4,404)
Total right-of-use assets – cost	2,383,508	205,034	62,074	-	(156,617)	92,271	153,225	2,739,495
Total right-of-use assets - accumulated depreciation	(749,463)	-	-	(207,560)	42,473	-	(67,739)	(982,289)
Total right-of-use assets, net	1,634,045	205,034	62,074	(207,560)	(114,144)	92,271	85,486	1,757,206
(1)Expenses depreciation differs from the COP (160,768) presented in the Consolidated Statement of Income due to the depreciation expense of Banistmo S.A. for COP (46,792), classified as a discontinued operation in 2025. For more information, see Note 31. Discontinued operation and Note 26.3 Depreciation, amortization and impairment.
(2)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.

Schedule of the changes in lease liabilities
The following table sets forth the changes in lease liabilities as of December 31, 2025, and 2024:
As of December 31, 2025

Concept	Total
In millions of COP
Balance as of January 1, 2025	1,889,364
(-) Reclassification to assets held for sale(1)	(580,371)
(+) New contracts	173,687
(+/-) Reassessment of the lease liability and disposals(2)	24,697
(-) Payments	(271,929)
(+) Accrued Interest(3)	116,556
(+/-) Effect of changes in foreign exchange rate(4)	(26,965)
Balance as of December 31, 2025	1,325,039
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. The net effect of the asset held for sale for COP (580,371), corresponds to the decrease in lease liabilities for COP (275,492), new contracts for COP 2,088, reassessment and disposals of contracts for COP (194,773), payments for COP (48,181), accrued interest recognized in Consolidated Statement of Income for COP 4,572, and effect of changes in foreign exchange rate for COP (68,585). For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities for COP 83,394 and disposals for COP (58,697).
(3)The COP 5,442 difference from the interest expense on lease liabilities recognized in the Consolidated Statement of Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.
(4)Corresponds to the decrease in the market representative rate from COP 4,409.15 Colombian pesos in December 2024 to COP 3,757.08 Colombian pesos in December 2025.
As of December 31, 2024

Concept	Total
In millions of COP
Balance as of January 1, 2024	1,773,610
(+) New contracts	114,425
(+/-) Reassessment of the lease liability and disposals(1)	74,457
(-) Payments	(311,082)
(+) Accrued Interest(2)	136,924
(+/-) Effect of changes in foreign exchange rate(3)	101,030
Balance as of December 31, 2024	1,889,364
(1)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities for COP 95,712 and disposals for COP (21,255).
(2)The COP 29,516 difference from the interest expense on lease liabilities recognized in the Consolidated Statement of Income corresponds to the discontinuation of operations at Banistmo S.A. for COP 28,138 and the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts for COP 1,378.
(3)Corresponds to the increase in the market representative rate from COP 3,822.05 Colombian pesos in December 2023 to COP 4,409.15 Colombian pesos in December 2024.

Schedule of maturity analysis of lease liabilities
The following table presents the maturity analysis of lease liabilities as of December 31, 2025, and 2024:
As of December 31, 2025

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP
Buildings	22,737	155,819	97,788	1,014,563	1,290,907
Computer equipment	3,523	1,881	24,775	-	30,179
Furniture and fixtures	-	366	3,332	-	3,698
Vehicles	-	255	-	-	255
Total lease liabilities(1)	26,260	158,321	125,895	1,014,563	1,325,039
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025, which had lease liabilities amounting to COP 275,492. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

As of December 31, 2024

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP
Buildings	20,467	71,155	220,050	1,551,740	1,863,412
Computer equipment	1,332	9,683	8,693	1,224	20,932
Furniture and fixtures	-	890	3,954	-	4,844
Vehicles	-	176	-	-	176
Total lease liabilities	21,799	81,904	232,697	1,552,964	1,889,364

Schedule of weighted average rates and average useful life of right of use assets
The following table shows the weighted average rates and average useful life of right-of-use assets as of December 31, 2025, and 2024:
As of December 31, 2025

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	267 months	149 months	9.07%
Computer equipment	55 months	45 months	8.76%
Furniture and fixtures	54 months	51 months	7.35%
Vehicles	41 months	32 months	6.26%
As of December 31, 2024

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	222 months	109 months	7.11%
Computer equipment	82 months	32 months	7.52%
Furniture and fixtures	53 months	53 months	8.71%
Vehicles	49 months	17 months	10.44%

Summary of leases in the Consolidated Statement of Income
The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2025, and 2024:
As of December 31, 2025

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	109,074	157,704	1,390	971	4,854
Computer equipment	1,800	10,779	1,113	10,270	8,975
Furniture and fixtures	230	1,098	235	3	-
Vehicles	10	2,880	-	-	-
Total	111,114	172,461	2,738	11,244	13,829

Discontinued operations Banistmo S.A.(3)	4,572	34,830	-	891	-
(1)Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 5,442, see Note 25.2 Interest expenses.
(2)See Note 26.3 Depreciation, amortization and impairment.
(3)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

As of December 31, 2024

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	105,317	145,827	1,350	18	5,300
Computer equipment	1,891	11,230	169	9,098	-
Furniture and fixtures	93	656	410	9	-
Vehicles	107	3,055	5	-	-
Total	107,408	160,768	1,934	9,125	5,300

Discontinued operations Banistmo S.A.(3)	28,138	46,792	-	974	-
(1)Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 1,378, see Note 25.2 Interest expenses.
(2)See Note 26.3 Depreciation, amortization and impairment.
(3)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

Schedule of minimum payments lease liabilities
The following table presents the minimum payments lease liabilities as of December 31, 2025, and 2024:
As of December 31, 2025

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP
Buildings	27,499	177,815	142,075	2,012,795	2,360,184
Computer equipment	4,193	1,955	28,569	-	34,717
Furniture and fixtures	-	323	3,788	-	4,111
Vehicles	71	200	-	-	271
Total minimum payments lease liabilities(1)	31,763	180,293	174,432	2,012,795	2,399,283
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025, which had minimum payments lease liabilities of COP 361,257. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
As of December 31, 2024

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP
Buildings	24,464	87,714	318,197	2,530,561	2,960,936
Computer equipment	1,523	10,641	9,755	1,267	23,186
Furniture and fixtures	-	986	4,625	-	5,611
Vehicles	72	120	-	-	192
Total minimum payments lease liabilities	26,059	99,461	332,577	2,531,828	2,989,925